Restatement of previously issued financial statements (unaudited) (Details 3) - USD ($)	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cumulative effect of change in accounting principle related to accounting for leases												$ (77,866)
Stock issued per resignation agreements, amount												118,540
Issuance of stock options			$ 19,921								$ 1,163,168	898,207
Extension of certain stock option expiration												745,989
Issuance of warrants, recorded as discount on convertible notes payable												485,640
Net loss	$ (1,729,683)	$ (417,934)	$ (904,217)	$ (1,773,871)				$ (2,147,617)	$ (2,678,088)	$ (5,825,622)	(6,097,286)	(6,097,286)
Stock issued upon cashless warrant exercise, amount												$ 0
Capital contribution										$ 0	$ (3,412,204)
Total [Member] | Restated [Member]
Cumulative effect of change in accounting principle related to accounting for leases							$ (77,866)
Stock issued per resignation agreements, amount						$ 118,540
Issuance of stock options						898,207
Extension of certain stock option expiration						745,989
Issuance of warrants, recorded as discount on convertible notes payable					$ 136,320	197,664
Net loss					(803,658)	(2,746,573)	(1,058,779)
Shares Outstanding, amount, Begining balance					(7,131,710)	(6,345,537)	(8,621,096)
Capital contribution							3,412,204
Shares Outstanding, amount, Ending balance					(7,799,048)	(7,131,710)	(6,345,537)						$ (8,621,096)
Common Stock [Member] | Restated [Member]
Stock issued per resignation agreements, amount						464
Stock issued upon cashless warrant exercise, amount					37
Shares Outstanding, amount, Begining balance					76,747	76,710	76,246
Shares Outstanding, amount, Ending balance					$ 76,747	$ 76,710	$ 76,246						$ 76,246
Shares Outstanding,shares, Begining balance					76,747,750	76,710,630	76,246,113						76,246,113
Stock issued per resignation agreements, shares						$ 464,517
Stock issued upon cashless warrant exercise, shares					37,120
Shares Outstanding,shares, Ending balance					76,747,750	76,710,630	76,246,113
Accumulated (Deficit) [Member] | Restated [Member]
Cumulative effect of change in accounting principle related to accounting for leases							$ (77,866)
Net loss					$ (803,658)	$ (2,746,573)	(1,058,779)
Shares Outstanding, amount, Begining balance					(55,366,550)	(52,619,977)	(51,483,332)
Capital contribution							0
Shares Outstanding, amount, Ending balance					(56,170,208)	(55,366,550)	(52,619,977)						$ (51,483,332)
Additional Paid in Capital [Member] | Restated [Member]
Stock issued per resignation agreements, amount						118,076
Issuance of stock options						898,207
Extension of certain stock option expiration						745,989
Issuance of warrants, recorded as discount on convertible notes payable					136,320	197,664
Stock issued upon cashless warrant exercise, amount					(37)
Shares Outstanding, amount, Begining balance					48,158,130	46,198,194	42,785,990
Capital contribution							3,412,204
Shares Outstanding, amount, Ending balance					$ 48,294,413	$ 48,158,130	$ 46,198,194						$ 42,785,990